Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Income Taxes [Abstract]
US source income taxes	$ 0	$ 21,640	$ 0	$ 0